Foreign currency translation reserve and Other reserves - Summary Of Movement In Other Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance	₨ 53,100
Other comprehensive income	7,127	$ 86	₨ 11,095	₨ 11,600
Ending balance	56,693	$ 680	53,100
Remeasurements of the defined benefit plans
Disclosure of reserves within equity [line items]
Beginning balance	(548)		(498)	(897)
Other comprehensive income	262		(50)	399
Ending balance	(286)		(548)	(498)
Investment in Debt instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	(119)		3,018	4,237
Other comprehensive income	1,516		(3,137)	(1,219)
Ending balance	1,397		(119)	3,018
Investment in Equity instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance	10,793		10,088	1,378
Other comprehensive income	(473)		705	8,710
Ending balance	10,320		10,793	10,088
Capital Redemption Reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	1,122		1,122	1,122
Buyback of equity shares	539
Ending balance	1,661		₨ 1,122	₨ 1,122
Gross obligation to non-controlling interests under put options
Disclosure of reserves within equity [line items]
Addition through Business combination	(4,238)
Ending balance	₨ (4,238)